Restricted deposit (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 25, 2025	Jun. 23, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Restricted Deposit [Line Items]
Restricted deposits	$ 450,000	$ 400,000	$ (11,950)	$ 0	$ 400,000
Description of terms of deposit		The term deposit has a term of one year, is scheduled to automatically renew for successive one-year terms, and currently earns interest at a fixed rate of 2.5%. The surety bond was issued on June 28, 2023, has a term of one year and is automatically renewable for successive one-year terms unless cancelled by the bank with 45 days' notice or cancelled by the surety bond provider.
Deposits interest rate percentage		2.50%
Events after reporting period [Member]
Restricted Deposit [Line Items]
Increase in the standby letter of credit	50,000
Line of credit reserved as collateral	$ 50,000